Equity - Schedule of Classification of Warrants at the Time of Inception (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Equity [abstract]
Stock price as of measurement date (in dollars per share)	$ 11.44
Strike price (in dollars per share)	$ 11.50
Risk-free rate (5.00 Years)	4.16%
Risk-free rate term	5 years
Redemption threshold price (in dollars per share)	$ 18.00
Days above threshold price (automatic redemption)	20 years
Days above measurement period	30 years
Probability of acquisition	100.00%